Segmental analysis - Constant currency results reconciliation (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	[1]			$ 68,274	$ 65,854	$ 66,058
ECL				(3,850)	(3,414)	(3,447)
Operating expenses				(36,428)	(33,043)	(32,070)
Share of profit/(loss) in associates and joint ventures less impairment				1,911	2,912	(193)
Profit before tax				29,907	32,309	30,348
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax				(1,104)	0	0
Impairment of interest in associate	[2]			1,000	0	3,000
UK
Disclosure of operating segments [line items]
Revenue				13,677	12,307	11,027
Bank Of Communications Co., Limited
Disclosure of operating segments [line items]
ECL		$ (7,056)	$ (7,410)
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax				1,100
Impairment loss recognised in profit or loss		$ 4,139	$ 2,917	1,000	0	3,000
Constant currency
Disclosure of operating segments [line items]
Revenue				68,274	66,009	65,040
ECL				(3,850)	(3,392)	(3,250)
Operating expenses				(36,428)	(33,146)	(31,691)
Share of profit/(loss) in associates and joint ventures less impairment					2,913	(297)
Profit before tax				$ 29,907	32,384	29,802
Currency translation
Disclosure of operating segments [line items]
Revenue					155	(1,018)
ECL					22	197
Operating expenses					(103)	379
Share of profit/(loss) in associates and joint ventures less impairment					1	(104)
Profit before tax					$ 75	$ (546)

[1]	Also referred to as revenue.
[2]	In 2025, the amounts include recycling of cumulative fair value losses of $1.5bn relating to the French retained portfolio of home and certain other loans following the completion of its sale to a consortium comprising Rothesay Life plc and CCF and a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’. See Note 18 on pages 345 to 348.